As filed with the Securities and Exchange Commission on May 23, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave. P.O. Box 2020
Bloomington, Illinois 61702
(Address of principal executive offices) (Zip code)

James M. Jacobs
Office of the General Counsel
Bloomington, Illinois 61702
(Name and address of agent for service)

1-800-245-2100
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2008

Date of reporting period:  March 31, 2008

Item 1. Schedule of Investments.

COUNTRY VP Growth Fund
Schedule of Investments
March 31, 2008 (unaudited)

	Shares	Value
COMMON STOCKS - 99.13%
Consumer Discretionary - 9.39%
Carter's, Inc. (a)	8,600	$138,890
Comcast Corp. (a)	3,000	58,020
Gentex Corporation	9,550	163,782
H&R Block, Inc.	7,000	145,320
The Home Depot, Inc.	5,950	166,422
Kohl's Corporation (a)	3,500	150,115
Limited Brands	9,800	167,580
Target Corporation	3,800	192,584
		1,182,713
Consumer Staples - 14.96%
Altria Group, Inc.	3,900	86,580
Archer-Daniels-Midland Company	5,900	242,844
CVS Caremark Corporation	8,500	344,335
The Kroger Co.	4,000	101,600
McCormick & Company	3,500	129,395
Philip Morris International, Inc. (a)	3,900	197,262
The Procter & Gamble Company	4,600	322,322
Sysco Corporation	4,600	133,492
Wal-Mart Stores, Inc.	6,200	326,616
		1,884,446
Energy - 14.02%
Apache Corporation	2,300	277,886
Chesapeake Energy Corp.	4,500	207,675
ChevronTexaco Corp.	1,900	162,184
ConocoPhillips	2,100	160,041
Exxon Mobil Corporation	4,400	372,152
Halliburton Company	8,700	342,171
Schlumberger Limited (b)	2,800	243,600
		1,765,709
Financials - 12.03%
ACE Limited (b)	3,600	198,216
AFLAC INCORPORATED	2,200	142,890
American Express Company	3,700	161,764
American International Group, Inc.	5,300	229,225
Bank of America Corporation	3,100	117,521
The Bank of New York Company, Inc.	3,113	129,905
Citigroup Inc.	6,600	141,372
JPMorgan Chase & Co.	5,100	219,045
Wells Fargo & Company	6,000	174,600
		1,514,538
Health Care - 13.31%
Abbott Laboratories	4,150	228,872
Amgen Inc. (a)	3,200	133,696
Forest Laboratories, Inc. (a)	3,600	144,036
Genentech, Inc. (a)	1,800	146,124
Johnson & Johnson	4,900	317,863
Medco Health Solutions, Inc. (a)	3,000	131,370
Medtronic, Inc.	5,300	256,361
Pfizer Inc.	8,200	171,626
Wellpoint Inc. (a)	3,300	145,629
		1,675,577
Industrials - 11.99%
3M Co.	2,800	221,620
Caterpillar Inc.	2,650	207,469
Emerson Electric Co.	2,900	149,234
FedEx Corp.	1,700	157,539
General Electric Company	12,000	444,120
Illinois Tool Works, Inc.	3,900	188,097
Trinity Industries, Inc.	3,600	95,940
Westinghouse Air Brake Technologies Corp.	1,200	45,192
		1,509,211
Information Technology - 15.93%
Cisco Systems, Inc. (a)	6,500	156,585
EMC Corporation (a)	7,900	113,286
Intel Corporation	11,400	241,452
International Business Machines Corporation	1,500	172,710
Intuit Inc. (a)	7,100	191,771
Iron Mountain, Inc. (a)	6,250	165,250
Microsoft Corporation	8,950	254,001
Nokia Corp. - ADR	5,500	175,065
Oracle Corp. (a)	7,300	142,788
QUALCOMM Inc.	4,450	182,450
Western Union Company	9,900	210,573
		2,005,931
Materials - 2.43%
Alcoa Inc.	4,600	165,876
Newmont Mining Corporation	3,100	140,430
		306,306
Telecommunication Services - 3.29%
AT&T, Inc.	7,000	268,100
Verizon Communications Inc.	4,000	145,800
		413,900
Utilities - 1.78%
Dominion Resources Inc.	5,500	224,620
TOTAL COMMON STOCKS (Cost $11,212,406)		12,482,951

SHORT TERM INVESTMENTS - 0.93%
Money Market Funds - 0.93%
Janus Money Market Fund	116,934	116,934
TOTAL SHORT TERM INVESTMENTS (Cost $116,934)		116,934

TOTAL INVESTMENTS - 100.06% (Cost $11,329,340) (c) (d)		12,599,885
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.06)%		(7,248)
TOTAL NET ASSETS - 100.00%		$12,592,637

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing.
(b)	Foreign issuer.
(c)	The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

	Cost of investments	$ 11,329,340
	Gross unrealized appreciation	2,319,895
	Gross unrealized depreciation	(1,049,350)
	Net unrealized appreciation	$ 1,270,545

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(d)	FAS 157 - Summary of Fair Value Exposure at March 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

	Description	Investments in Securities
	Level 1 - Quoted prices	$ 12,599,885
	Level 2 - Other significant observable inputs	–
	Level 3 - Significant unobservable inputs	–
	Total	$ 12,599,885

COUNTRY VP Bond Fund
Schedule of Investments
March 31, 2008 (unaudited)

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 3.48%
CIT Equipment Collateral
5.050%, 04/20/2014	$200,000	$209,478
Citibank Credit Card Issuance Trust
4.150%, 07/07/2017	75,000	70,966
Countrywide Asset-Backed Certificates
5.549%, 08/25/2021	126,640	123,528
PG&E Energy Recovery Funding LLC
4.470%, 12/25/2014	100,000	100,609
Residential Asset Securities Corporation
4.767%, 10/25/2032	113,610	111,242
TOTAL ASSET BACKED SECURITIES (Cost $606,943)		615,823

CORPORATE BONDS - 30.27%
Abbott Laboratories
5.600%, 05/15/2011	100,000	106,168
American Honda Finance Corporation
4.500%, 05/26/2009 (Acquired 05/18/2004, Cost $49,894) (a)	50,000	50,454
American International Group, Inc
5.850%, 01/16/2018	200,000	196,268
Archer-Daniels-Midland Company
5.450%, 03/15/2018	100,000	100,527
AT&T, Inc.
5.500%, 02/01/2018	200,000	195,828
Baltimore Gas and Electric Company
6.730%, 06/12/2012	100,000	107,643
Burlington Northern Santa Fe
5.750%, 03/15/2018	150,000	150,444
Citigroup, Inc.
5.500%, 08/27/2012	100,000	100,568
E.I. Du Pont De Nemours
5.000%, 01/15/2013	150,000	156,188
General Electric Capital Corporation
4.250%, 12/01/2010	200,000	204,993
3.000%, 06/27/2018 (b)	250,000	247,191
Harley Davidson Funding
5.250%, 12/15/2012 (Acquired 12/05/2007, cost $99,886) (a)	100,000	102,763
Hewlett - Packard Co.
4.500%, 03/01/2013	200,000	202,898
Honeywell International, Inc.
4.250%, 03/01/2013	200,000	202,025
HSBC Finance Corporation
4.125%, 12/15/2008	200,000	199,758
Ingersoll-Rand Company Ltd.
6.230%, 11/19/2027 (d)	150,000	164,637
International Bank Reconstruction & Development
6.760%, 03/04/2020 (b)	200,000	160,000
Johnson & Johnson
5.150%, 08/15/2012	175,000	189,242
JP Morgan Chase & Co.
5.375%, 10/01/2012	250,000	259,583
Kellogg Co.
5.125%, 12/03/2012	150,000	155,109
Merck & Co. Inc.
5.760%, 05/03/2037	75,000	83,225
Merrill Lynch & Co. Inc.
5.450%, 02/05/2013	150,000	147,579
Perforadora Centrale
5.240%, 12/15/2018 (d)	73,341	81,804
Simon Property Group LP
5.750%, 12/01/2015	100,000	95,127
Toyota Motor Credit Corporation
4.350%, 12/15/2010	200,000	206,189
Transocean, Inc.
5.250%, 03/15/2013 (d)	100,000	102,189
United Parcel Service, Inc.
4.500%, 01/15/2013	200,000	207,212
United Technologies Corp.
5.375%, 12/15/2017	150,000	153,886
Vessel Management Services Inc.
4.960%, 11/15/2027	80,000	87,239
Virginia Electric & Power Co.
4.500%, 12/15/2010	250,000	256,532
Wal-Mart Stores, Inc.
4.125%, 02/15/2011	225,000	230,290
Walt Disney Company
4.700%, 12/01/2012	150,000	153,968
Wells Fargo Company
4.875%, 01/12/2011	150,000	152,603
5.625%, 12/11/2017	150,000	153,429
TOTAL CORPORATE BONDS (Cost $5,275,515)		5,363,559

MORTGAGE BACKED SECURITIES - 34.10%
Bank of America Mortgage Securities
5.250%, 10/25/2020	109,732	106,573
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	59,722	57,967
6.000%, 11/25/2036	100,000	88,521
Federal Home Loan Mortgage Corp.
6.500%, 03/01/2015	85,473	89,677
4.000%, 11/15/2018	500,000	482,016
5.000%, 11/15/2018	200,000	205,529
5.750%, 12/15/2018	66,580	67,974
5.000%, 10/01/2020	110,656	112,013
5.000%, 10/15/2031	150,000	150,961
Federal National Mortgage Association
3.500%, 09/01/2013	82,365	81,804
5.000%, 02/01/2014	105,983	108,772
5.500%, 09/01/2025	143,998	146,476
5.500%, 02/01/2033	116,074	117,624
5.500%, 12/01/2035	116,862	118,206
5.290%, 11/25/2033	150,000	155,706
6.500%, 02/25/2044	58,637	61,429
6.500%, 05/25/2044	59,523	64,643
GE Capital Commercial Mortgage Corporation
4.706%, 05/10/2043	145,677	144,305
GMAC Commercial Mortgage Securities Inc.
3.400%, 04/10/2040	83,366	82,755
Government National Mortgage Association
4.500%, 05/20/2014	152,826	154,897
5.500%, 10/20/2015	171,282	178,162
4.140%, 03/16/2018	128,041	128,584
4.116%, 03/16/2019	100,593	101,007
4.031%, 01/16/2021	166,509	167,093
3.727%, 03/16/2027	84,639	84,711
6.000%, 12/15/2031	64,257	66,619
6.000%, 02/15/2032	80,643	83,563
7.000%, 07/15/2032	60,938	65,082
5.000%, 07/15/2033	304,981	305,555
4.828%, 11/16/2033	500,000	493,825
6.000%, 10/15/2036	249,730	258,198
JP Morgan Commercial Mortgage Finance Corp.
5.050%, 12/12/2034	300,000	297,615
Mortgage IT Trust
4.250%, 02/25/2035 (b)	64,712	64,198
Nomura Asset Acceptance Corporation
6.500%, 03/25/2034 (Acquired 01/20/2004, Cost $32,717) (a)	30,899	31,382
6.500%, 10/25/2034 (Acquired 08/18/2004, Cost $57,969) (a)	55,298	57,248
Residential Asset Securitization Trust
4.750%, 02/25/2019	89,898	89,308
5.080%, 11/01/2022	64,610	65,310
5.570%, 03/01/2026	87,930	90,808
Vendee Mortgage Trust
5.750%, 11/15/2032	50,000	52,079
Wachovia Bank Commercial Mortgage Trust
4.445%, 11/15/2035	450,000	446,945
5.408%, 07/15/2041 (b)	75,000	75,934
Wells Fargo Mortgage Backed Securities Trust
4.450%, 10/25/2033	91,499	83,965
5.597%, 07/25/2036 (b)	161,978	156,921
TOTAL MORTGAGE BACKED SECURITIES (Cost $5,983,193)		6,041,960

U.S. GOVERNMENT AGENCY ISSUES - 10.16% (c)
Federal Home Loan Bank
4.840%, 01/25/2012	68,667	69,909
4.500%, 07/02/2015 (b)	500,000	502,161
4.250%, 06/19/2018 (b)	100,000	100,403
4.500%, 06/19/2018 (b)	100,000	100,457
4.000%, 06/26/2018 (b)	375,000	376,464
4.500%, 06/26/2018 (b)	150,000	150,763
4.000%, 07/09/2018 (b)	100,000	100,038
4.500%, 07/23/2018 (b)	50,000	50,067
Federal Home Loan Mortgage Corp.
4.500%, 01/15/2014	250,000	262,953
New Valley Generation IV
4.687%, 01/15/2022	85,366	87,421
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,719,552)		1,800,636

U.S. TREASURY OBLIGATIONS - 15.80%
U.S. Treasury Bonds - 3.76%
7.500%, 11/15/2016	200,000	261,250
5.375%, 02/15/2031	350,000	404,797
		666,047
U.S. Treasury Inflation Index Bonds - 1.03%
2.375%, 01/15/2025	167,945	182,732
U.S. Treasury Inflation Index Notes - 4.72%
3.000%, 07/15/2012	469,512	526,220
1.875%, 07/15/2013	114,909	123,940
2.000%, 01/15/2014	171,329	185,570
		835,730
U.S. Treasury Notes - 6.29%
3.375%, 11/15/2008	1,000,000	1,011,953
4.375%, 11/15/2008	100,000	101,789
		1,113,742
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,689,143)		2,798,251

	Shares
SHORT TERM INVESTMENTS - 5.53%
Money Market Funds - 5.53%
Federated Prime Obligations Fund	192,477	192,477
Janus Money Market Fund	788,000	788,000
TOTAL SHORT TERM INVESTMENTS (Cost $980,477)		980,477

TOTAL INVESTMENTS - 99.34% (Cost $17,254,823) (e) (f)		17,600,706
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.66%		117,136
TOTAL NET ASSETS - 100.00%		$17,717,842

Percentages are stated as a percent of net assets.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of March 31, 2008 these securities represented 1.36% of total assets.
(b)	The coupon rate shown on variable rate securities represents the rates at March 31, 2008.
(c)	The obligations of certain U.S. Government-Sponsored entities are neither issued nor guaranteed by the United States Treasury.
(d)	Foreign issuer.
(e)	The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

	Cost of investments	$ 17,254,823
	Gross unrealized appreciation	410,441
	Gross unrealized depreciation	(64,558)
	Net unrealized appreciation	$ 345,883

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(f)	FAS 157 - Summary of Fair Value Exposure at March 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

	Description	Investments in Securities
	Level 1 - Quoted prices	$ 5,371,967
	Level 2 - Other significant observable inputs	12,228,739
	Level 3 - Significant unobservable inputs	––
	Total	$ 17,600,706

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  COUNTRY Mutual Funds Trust

By (Signature and Title)            /s/ Philip T. Nelson
Philip T. Nelson, President

Date          5/22/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ Philip T. Nelson
Philip T. Nelson, President

Date          5/22/2008

By (Signature and Title)*          /s/ Kurt F. Bock
Kurt F. Bock, Treasurer

Date           5/22/2008

* Print the name and title of each signing officer under his or her signature.